Note 9 - Other Expenses	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Components of other expenses [text block]
9.
Other expenses

Components of research and development expenses:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Program costs, excluding salaries	$2,773	$1,017	$7,249	$2,956
Salaries	502	321	1,448	1,064
License fee, CrystalGenomics (a),(b)	-	-	5,000	-
Stock-based compensation	307	43	826	168
Depreciation and amortization	9	9	26	25
	$3,591	$1,390	$14,549	$4,213

a)	On
May 7, 2018,
under the license agreement with CrystalGenomics the Company, the Company paid the option fee of
$2.0
million in cash to CrystalGenomics in order to exercise early the option and gain an exclusive license to develop and commercialize CG-
806
in all territories outside of Korea and China. Future milestone payments are described in note
10.

b)	On
June 13, 2018,
the Company paid
$3.0
million in cash to CrystalGenomics to gain an exclusive license to develop and commercialize CG-
806
in China. Future milestone payments are described in note
10.

Components of general and administrative expenses:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017

General and administrative excluding salaries	$853	$712	$3,149	$1,980
Salaries	503	483	1,577	1,784
Stock-based payment financing fees (note 6(a)(iii)	-	-	600	-
Stock-based compensation	644	112	2,869	498
Depreciation and amortization	20	12	38	40
	$2,020	$1,319	$8,233	$4,302

Components of finance expense:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Foreign exchange loss	$-	$-	$20	$-

Components of finance income:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Interest income	$80	$21	$198	$40
Foreign exchange gain	9	48	-	102
	$89	$69	$198	$142